Inventory	6 Months Ended
Jun. 30, 2021
Inventory
Inventory

Note 6 – Inventory

Inventory consisted of the following:

	June 30,	December 31,
	2021	2020
Raw materials	$230,793	$489,750
Finished products	44,425	53,223
Work in process	144,976	128,278
Total Inventory	$420,194	$671,251

For the six months ended June 30, 2021, the Company recorded inventory markdown in the amount of $296,702. No lower of cost or net realizable value adjustment was recorded for the six months ended June 30, 2020.